FAIR VALUE MEASUREMENTS (Details) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
Financial assets related to foreign currency derivative hedging contracts	$ 2,002	$ 127
Marketable securities	56,207	59,227
Contingent consideration related to Mailvision	(221)	(443)
Total Financial assets (liability)	57,988	58,911
Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member]
Financial assets related to foreign currency derivative hedging contracts	2,002	127
Marketable securities	56,207	59,227
Contingent consideration related to Mailvision	0	0
Total Financial assets (liability)	58,209	59,354
Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Recurring [Member]
Financial assets related to foreign currency derivative hedging contracts	0	0
Marketable securities	0	0
Contingent consideration related to Mailvision	(221)	(443)
Total Financial assets (liability)	$ (221)	$ (443)